Disclosure of other gains, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Change in fair value of financial assets at fair value through profit and loss	$ 1,665	$ 6,390
Gain on disposal of invesments	703	3,410
Gain loss on dilution of investments in associates	30,560	12,023
Gain loss on acquisition of investments	(2,099)	8,379
Other	0	0
Other gains, net	$ 30,829	$ 30,202